Schedule of basic and diluted net loss per ordinary shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Net loss	$ (18,431,134)	$ (39,475,321)
Basic weighted average common shares	61,473,847	38,163,168
Diluted weighted average common shares	61,473,847	38,163,168
Basic net income (loss) per ordinary share	$ (0.30)	$ (1.03)
Diluted net income (loss) per ordinary share	$ (0.30)	$ (1.03)